Issued Capital - Outstanding Warrants and Share Options Not Included in Calculation of Dilutive Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Earnings per share [abstract]
Net income (loss) for the year	$ (5,654)	$ 9,780
Basic weighted average number of shares	126,795,491	108,639,674
Basic earnings (loss) per share	$ (0.04)	$ 0.09
Effect of dilutive securities
Warrants		6,628,962
Share options		62,510
Diluted weighted average number of common shares	126,795,491	115,331,146
Diluted earnings (loss) per share	$ (0.04)	$ 0.08